Mar. 01, 2020

TRANSAMERICA FUNDS

Transamerica Large Cap Value

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

Effective on or about December 1, 2020, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Levin Easterly Partners LLC (“Levin”) with respect to Transamerica Large Cap Value (the “fund”) and will enter into a new investment sub-advisory agreement with Rothschild & Co Asset Management US Inc. (“Rothschild”) with respect to the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the fund’s principal investment strategies will be revised; and (ii) the fund will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

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Effective on or about December 1, 2020, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	I2	R1	R6	T2
Management fees[1]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.50%	0.00%	0.25%
Other expenses[2]	0.19%	0.18%	0.15%	0.05%	0.20%	0.05%	0.04%
Total annual fund operating expenses	1.03%	1.77%	0.74%	0.64%	1.29%	0.64%	0.88%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.09%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%	1.77%	0.65%	0.64%	1.29%	0.64%	0.88%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 1, 2020.
[2]	Other expenses for Class R1 and Class T2 shares are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2021 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 0.80% for Class I2 shares, 1.40% for Class R1 shares, 0.80% for Class R6 shares and 1.15% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees on Class I shares through March 1, 2021.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$649	$860	$1,087	$1,740
Class C	$280	$557	$959	$2,084
Class I	$66	$225	$400	$908
Class I2	$65	$205	$357	$798
Class R1	$131	$409	$708	$1,556
Class R6	$65	$205	$357	$798
Class T2	$387	$572	$773	$1,352

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$649	$860	$1,087	$1,740
Class C	$180	$557	$959	$2,084
Class I	$66	$225	$400	$908
Class I2	$65	$205	$357	$798
Class R1	$131	$409	$708	$1,556
Class R6	$65	$205	$357	$798
Class T2	$387	$572	$773	$1,352

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PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in each of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations within the range of companies included in the Russell 1000® Index[1]. As of December 31, 2019, the market capitalization range of the Russell 1000® Index was between approximately $823.8 million and $1,287.6 billion. The fund’s sub-adviser, Rothschild & Co Asset Management US Inc. (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The fund’s benchmark is the Russell 1000® Value Index.

The fund will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom-up, fundamental research process to select and weight individual securities. The sub-adviser invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the investment criteria of the portfolio management team.

The fund will generally invest in companies across a variety of industries and sectors. Valuation is assessed on both a relative and absolute basis. The fund will invest primarily in common stock and depositary receipts. The fund may invest up to 20% of its assets in non-U.S. securities. The fund considers non-U.S. securities to include issuers organized or located outside the U.S. and trade primarily in a market located outside the U.S. The fund may invest up to 20% of its net assets in small and/or medium capitalization companies.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

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Investors Should Retain this Supplement for Future Reference

August 10, 2020